Schedule I Condensed Non-Consolidated Financial Information of Registrant - Basis of presentation (Details) - Teekay Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 32,751	$ 58,000	$ 1,039
Impairments of investments	$ 651,473	$ 338,749	$ 0